Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as determined by the Financial Accounting Standards Board (“FASB”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Certain information and note disclosures normally included in the condensed consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. As such, the information included in these unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements as of December 31, 2023 that was issued on March 14, 2024.  In the opinion of the Company’s management, these unaudited condensed financial statements include all adjustments, which are only of a normal and recurring nature, necessary for a fair statement of the Company’s financial position as of June 30, 2024 and the Company’s results of operations and cash flows for the periods presented. The results of operations for the three and six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the full year ending December 31, 2024. The Company’s reporting currency is the U.S. Dollar.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly and majority owned subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

All intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates under different assumptions or conditions. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for doubtful accounts, and other provisions and contingencies. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. The Company bases its estimates on past experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for doubtful accounts, and other provisions and contingencies.

Fair value of financial instruments

Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 —	inputs to the valuation methodology are unobservable and significant to the fair value.

As of June 30, 2024 and December 31, 2023, financial instruments of the Company primarily comprised of current assets and current liabilities including cash, other current assets, due to related parties, other payables, lease liabilities and deferred underwriter payable. The carrying amount of these current assets and current liabilities approximate their fair values because of the short-term nature of these instruments.

Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
Level 3 —	inputs to the valuation methodology are unobservable and significant to the fair value.

As of December 31, 2023 and 2022, financial instruments of the Company primarily comprised of current assets and current liabilities including cash, other current assets, due to related parties, other payables and lease liabilities. The carrying amount of these current assets and current liabilities approximate their fair values because of the short-term nature of these instruments.

Cash	Cash Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdraw and use.	Cash Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdraw and use.
Prepaid expenses for forward purchase contract

Prepaid expenses for forward purchase contract

On June 11, 2024, FLFV and TP Holdings entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Seller”) (the “Forward Purchase Agreement”). For purposes of the Forward Purchase Agreement, (i) FLFV is referred to as the “Counterparty” prior to the consummation of the Business Combination, while the Company is referred to as the “Counterparty” after the consummation of the Business Combination and (ii) “Shares” means shares of the Class A common stock, par value $0.0001 per share, of FLFV prior to the closing of the Business Combination, and, after the closing of the Business Combination, shares of common stock, par value $0.0001 per share, of the Company.

Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase up to 4,900,000 Shares (the “Purchased Amount”), less the number of shares purchased by the Seller separately from third parties through a broker in the open market (“Recycled Shares”). The Seller will not be required to purchase an amount of shares such that following such purchase, the Seller’s ownership would exceed 9.9% of the total Shares outstanding immediately after giving effect to such purchase, unless the Seller, at its sole discretion, waives such 9.9% ownership limitation.

The Forward Purchase Agreement provides for a prepayment shortfall in an amount in U.S. dollars equal to 0.25% of the product of the Recycled Shares and the Initial Price which is equal to the redemption price of $11.1347 (the “Prepayment Shortfall”). The Seller will pay the Prepayment Shortfall to the Company on the prepayment date (which amount will be netted from the Prepayment Amount) (the “Initial Prepayment Shortfall”).

The Seller in its sole discretion may sell Recycled Shares at any time following June 11, 2024 and at any sales price, without payment by the Seller of any early termination obligation until such time as the proceeds from such sales equal 110% of the Prepayment Shortfall (such sales, “Shortfall Sales,” and such shares, “Shortfall Sale Shares”). A sale of shares is only (a) a “Shortfall Sale,” subject to the terms and conditions applicable to Shortfall Sale Shares, when a Shortfall Sale Notice is delivered under the Forward Purchase Agreement, and (b) an Optional Early Termination, subject to the terms and conditions of the Forward Purchase Agreement applicable to Terminated Shares (as defined in the Forward Purchase Agreement), when an OET Notice (as defined in the Forward Purchase Agreement) is delivered under the Forward Purchase Agreement, in each case the delivery of such notice in the sole discretion of the Seller (as further described under “Optional Early Termination” and “Shortfall Sales” in the Forward Purchase Agreement).

The Seller will purchase “Additional Shares” from the Counterparty at any date prior to the Valuation Date at the Initial Price, with such number of Shares to be specified in a Pricing Date Notice as Additional Shares subject to 9.9% ownership limitations which may be waived by Seller at its sole discretion; provided that such number of Additional Shares that may be purchased from the Counterparty will not exceed (x) the Maximum Number of Shares, minus (y) the Recycled Shares.

The Forward Purchase Agreement provides that the Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to (x) the product of (i) the number of Shares as set forth in a Pricing Date Notice and (ii) the redemption price per share of $11.1347, less (y) the Initial Prepayment Shortfall. In addition to the Prepayment Amount, the Counterparty will pay directly from the Trust Account, on the Prepayment Date, an amount equal to the product of (x) up to 100,000 (with such final amount to be determined by Seller in its sole discretion via written notice to the Counterparty) and (y) the Initial Price. The Shares purchased with the Share Consideration (the “Share Consideration Shares”) will be incremental to the Maximum Number of Shares (as defined below) and will not be included in the number of Shares in connection with the Transaction under the Forward Purchase Agreement.

The reset price (the “Reset Price”) will initially be $10.00. The Reset Price will be subject to reset on a weekly basis commencing the first week following the thirtieth day after the closing of the Business Combination to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior trading weeks; provided that the Reset Price will be subject to reduction upon a Dilutive Offering Reset immediately upon the occurrence of such Dilutive Offering. The “Maximum Number of Shares” subject to the Forward Purchase Agreement will initially be the Purchased Amount; upon the occurrence of a Dilutive Offering Reset, a number of Shares equal to the quotient of (i) the Purchased Amount divided by (ii) the quotient of (a) the price of such Dilutive Offering divided by (b) the $10.00. The “Maximum Number of Shares” subject to the Forward Purchase Agreement will initially be the Purchased Amount; upon the occurrence of a Dilutive Offering Reset, a number of Shares equal to the quotient of (i) the Purchased Amount divided by (ii) the quotient of (a) the price of such Dilutive Offering divided by (b) the $10.00.

From time to time and on any date following the Trade Date (any such date, an “OET Date”) and subject to the terms and conditions in the Forward Purchase Agreement, the Seller may, in its absolute discretion, terminate the Transaction in whole or in part by providing written notice to the Counterparty (the “OET Notice”), by the later of (a) the fifth Local Business Day following the OET Date and (b) no later than the next Payment Date following the OET Date, (which will specify the quantity by which the number of Shares will be reduced (such quantity, the “Terminated Shares”)). The effect of an OET Notice will be to reduce the number of Shares by the number of Terminated Shares specified in such OET Notice with effect as of the related OET Date. As of each OET Date, the Counterparty will be entitled to an amount from the Seller, and the Seller will pay to the Counterparty an amount, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price in respect of such OET Date (except that no amount will be due to Counterparty upon any Shortfall Sale). The payment date may be changed within a quarter at the mutual agreement of the parties.

The “Valuation Date” is the earlier to occur of (a) the date that is 36 months after the Closing Date, (b) the date specified by the Seller in a written notice to be delivered to the Counterparty at the Seller’s discretion (which Valuation Date will not be earlier than the day such notice is effective) after the occurrence of any of (v) a Shortfall Variance Registration Failure, (w) a VWAP Trigger Event, (x) a Delisting Event, (y) a Registration Failure or (z) unless otherwise specified therein, upon any Additional Termination Event, and (c) the date specified by the Seller in a written notice to be delivered to the Counterparty at the Seller’s sole discretion (which Valuation Date will not be earlier than the day such notice is effective). The Valuation Date notice will become effective immediately upon its delivery from the Seller to the Counterparty in accordance with the Forward Purchase Agreement.

On June 11, 2024, FLFV and Meteora entered into a Subscription Agreement, whereby Meteora agreed to subscribe for and purchase, and FLFV agreed to issue and sell to Meteora, up to an aggregate of 4,900,000 shares of FLFV common stock (and our common stock after the closing of the Business Combination), subject to certain upward adjustments.

On June 15, 2024, the Sellers issued a pricing date notice to the Company, pursuant to which the Sellers had 1,089,038 shares of Recycled Shares. Together with the 100,000 Share Consideration Shares and net off Prepayment Shortfall, the Company made a total of Prepayments Amount of $13,264,964 to the Sellers. The Company recorded the prepayment in the account of “prepaid expenses for forward purchase contract” on the consolidated balance sheet. The Company will subsequently derecognize the prepayments when the Sellers sell the Recycled Shares. The difference between the fair value on the date when the Sellers sell the Recycled Shares and $11.1347 will be charged to additional paid-in capital. The Company assessed that there are no material risks arising from the Forward Purchase Agreement.

On July 10, 2024, the Company issued an aggregate of 3,706,461 shares of the Company’s common stock to Meteora pursuant to the Forward Purchase Agreement and Subscription Agreement.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Business Combination and that were charged to shareholders’ equity upon the completion of the Business Combination.

Deferred offering costs

Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the Initial Public Offering and that will be charged to shareholders’ equity upon the completion of the Initial Public Offering.

Property and equipment, net

Property and equipment, net

Property and equipment primarily consist of office equipment. Office equipment is stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of five years.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the unaudited condensed consolidated statement of operations.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the three and six months ended June 30, 2024 and 2023.

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2023 and 2022.

General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and benefits for employees involved in general corporate functions, depreciation, legal and professional services fees, rental and other general corporate related expenses.

General and Administrative Expenses

General and administrative expenses consist primarily of salaries, bonuses, share-based compensation and benefits for employees involved in general corporate functions, depreciation, legal and professional services fees, rental and other general corporate related expenses.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the asset and liability method, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes. The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the statements of operations, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company may be subject to income taxes in the U.S. and foreign jurisdictions, when applicable. The Company is incorporated in the State of Delaware and is required to pay either income tax or franchise tax, whichever is applicable, to the State of Delaware on an annual basis. The Company is also registered as a foreign corporation with the State of New Jersey Department of the Treasury The Company would be subject to New Jersey state tax laws if it has operation in the State of New Jersey.

Under the current and applicable laws of BVI, both TP Holdings and TP NEV are not subject to tax on income or capital gains. As of June 30, 2024 and December 31, 2023, there were no temporary differences and no deferred tax asset or liability recognized. The Company does not believe that there was any uncertain tax positions as of June 30, 2024 and December 31, 2023.

Income taxes

The Company accounts for income taxes in accordance with the asset and liability method, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes. The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the statements of operations, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Under the current and applicable laws of BVI, both TP Holdings and TP NEV are not subject to tax on income or capital gains. As of December 31, 2023 and 2022, there was no temporary difference and no deferred tax asset or liability recognized. The Company does not believe that there was any uncertain tax position as of December 31, 2023 and 2022.

Operating leases

Operating leases

The Company leases its offices, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the lease commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of June 30, 2024 and December 31, 2023.

Operating leases

The Company adopted the ASU 2016-02, Leases (Topic 842) on January 1, 2021, using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Company leases its offices, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease.

The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of December 31, 2023 and 2022.

Loss per share

Loss per share

Basic loss per share is computed by dividing net income attributable to the holders of common stock by the weighted average number of common stock outstanding during period presented. Diluted loss per share is calculated by dividing net income attributable to the holders of common stock as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of common stock and dilutive common stock equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Loss per share

Basic loss per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted loss per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

The Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) provides that an emerging growth company (“EGC”), as defined therein, can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company qualifies as an EGC as of December 31, 2021 and has elected to apply the extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date we (i) are no longer an EGC or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, our consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recently issued accounting standards

Recently issued accounting standards

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted.

 In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on it’s the unaudited condensed consolidated financial position, statements of operations and cash flows.

Recently issued accounting standards

The Jumpstart Our Business Startups Act (“JOBS Act”) provides that an emerging growth company (“EGC”) as defined therein can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group qualifies as an EGC as of December 31, 2021 and has elected to apply the extended transition period.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on it’s the consolidated financial position, statements of operations and cash flows.

Significant risks and uncertainties

Significant risks and uncertainties

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2024, the Company held cash of $850,255 and $71,094, respectively, deposited in financial institutions located in the Unites States and Hong Kong. As of June 30, 2024, the Company held cash of $850,255 and $71,094, respectively, deposited in financial institutions located in the Unites States and Hong Kong. Each bank account in the United States is insured by Federal Deposit Insurance Corporation (“FDIC”) insurance with the maximum limit of $250,000. Each bank account in Hong Kong is insured by the government authority with the maximum limit of HKD 500,000 (equivalent to approximately $64,000). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in the United States and Hong Kong which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

Significant risks and uncertainties

Credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2023, the Company held cash of $196,907, which were deposited in financial institutions located in Hong Kong. Each bank account in Hong Kong is insured by the government authority with the maximum limit of HKD 500,000 (equivalent to approximately $64,000). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in Hong Kong which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

Property and equipment, net

Property and equipment, net

Property and equipment primarily consist of office equipment. Office equipment are stated at cost less accumulated depreciation less any provision required for impairment in value. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of five years.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of operations.